Leases - Summary of Weighted-Average Remaining Lease Term and Discount Rates for Operating and Finance Leases (Details)	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating leases, Weighted-average remaining lease term	5 years 3 months 18 days	6 years 3 months 18 days
Finance leases, Weighted-average remaining lease term	7 months 6 days	6 months
Operating leases, Weighted-average discount rate	10.60%	10.70%
Finance leases, Weighted-average discount rate	10.20%	6.70%